Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective income tax rate reconciliation [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Losses in tax-exempted non-PRC entities	(6.30%)	(7.70%)	4.90%
Change of valuation allowance	(14.90%)	(13.40%)
Non-deductible expenses-permanent difference	(0.30%)	(1.00%)
Effective tax rate	3.50%	2.90%	29.90%